STOCK OPTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	29,404,696	25,599,878
Number of Exercisable Options	14,301,941	8,291,850
Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.165	$ 0.165
Number of Options	154,134	264,230
Expiry Date	Apr. 01, 2021	Apr. 01, 2021
Number of Exercisable Options	154,134	264,230
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.23	$ 0.23
Number of Options	94,368	97,514
Expiry Date	Jun. 20, 2021	Jun. 20, 2021
Number of Exercisable Options	94,368	97,514
Stock Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.23	$ 0.23
Number of Options	1,981,728	1,981,728
Expiry Date	Jul. 01, 2021	Jul. 01, 2021
Number of Exercisable Options	1,981,728	1,981,728
Stock Option Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.23	$ 0.23
Number of Options	141,557	141,557
Expiry Date	Feb. 17, 2022	Feb. 17, 2022
Number of Exercisable Options	141,557	141,557
Stock Option Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.22	$ 1.22
Number of Options	400,000	400,000
Expiry Date	Nov. 24, 2022	Nov. 24, 2022
Number of Exercisable Options	266,667	266,667
Stock Option Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.00	$ 1.00
Number of Options	1,936,667	1,993,334
Expiry Date	Dec. 14, 2022	Dec. 14, 2022
Number of Exercisable Options	1,633,333	1,676,667
Stock Option Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95	$ 0.95
Number of Options	111,937	111,937
Expiry Date	Mar. 28, 2023	Mar. 28, 2023
Number of Exercisable Options	111,937	111,937
Stock Option Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.05	$ 1.05
Number of Options	433,027	433,027
Expiry Date	Mar. 28, 2023	Mar. 28, 2023
Number of Exercisable Options	433,027	433,027
Stock Option Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.00	$ 1.00
Number of Options	250,000	250,000
Expiry Date	Apr. 26, 2023	Apr. 26, 2023
Number of Exercisable Options	166,667	83,333
Stock Option Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.00	$ 1.00
Number of Options	250,000	750,000
Expiry Date	Aug. 08, 2023	Aug. 08, 2023
Number of Exercisable Options	250,000	250,000
Stock Option Eleven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.70	$ 0.70
Number of Options	400,000	400,000
Expiry Date	Feb. 06, 2024	Feb. 06, 2024
Number of Exercisable Options	133,333	133,333
Stock Option Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.68	$ 0.68
Number of Options	250,000	250,000
Expiry Date	Feb. 13, 2024	Feb. 13, 2024
Number of Exercisable Options	250,000	166,667
Stock Option Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95	$ 0.95
Number of Options	31,620	31,620
Expiry Date	Mar. 03, 2024	Mar. 03, 2024
Number of Exercisable Options	31,620	31,620
Stock Option Fourteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.05	$ 1.05
Number of Options	122,324	122,324
Expiry Date	Mar. 03, 2024	Mar. 03, 2024
Number of Exercisable Options	122,324	122,324
Stock Option Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95	$ 0.95
Number of Options	6,324	6,324
Expiry Date	Mar. 14, 2024	Mar. 14, 2024
Number of Exercisable Options	6,324	6,324
Stock Option Sixteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.05	$ 1.05
Number of Options	24,465	24,465
Expiry Date	Mar. 14, 2024	Mar. 14, 2024
Number of Exercisable Options	24,465	24,465
Stock Option Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95	$ 0.95
Number of Options	72,727	72,727
Expiry Date	Sep. 30, 2024	Sep. 30, 2024
Number of Exercisable Options	72,727	72,727
Stock Option Eighteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.05	$ 1.05
Number of Options	281,345	281,345
Expiry Date	Sep. 30, 2024	Sep. 30, 2024
Number of Exercisable Options	281,345	281,345
Stock Option Nineteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95	$ 0.95
Number of Options	3,478	3,478
Expiry Date	Jun. 02, 2025	Jun. 02, 2025
Number of Exercisable Options	3,478	3,478
Stock Option Twenty [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.05	$ 1.05
Number of Options	13,456	13,456
Expiry Date	Jun. 02, 2025	Jun. 02, 2025
Number of Exercisable Options	13,456	13,456
Stock Option Twenty One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.25	$ 0.25
Number of Options	66,298	66,298
Expiry Date	Dec. 30, 2025	Dec. 30, 2025
Number of Exercisable Options	66,298	66,298
Stock Option Twenty Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95	$ 0.95
Number of Options	49,160	49,160
Expiry Date	Dec. 30, 2025	Dec. 30, 2025
Number of Exercisable Options	27,261	27,261
Stock Option Twenty Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.161	$ 0.161
Number of Options	12,215,354	12,215,354
Expiry Date	Sep. 01, 2027	Sep. 01, 2027
Number of Exercisable Options	2,035,892	2,035,892
Stock Option Twenty Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.155	$ 0.155
Number of Options	3,365,000	3,640,000
Expiry Date	Jan. 24, 2025	Jan. 24, 2025
Number of Exercisable Options	0	0
Stock Option Twenty Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.0649
Number of Options	6,000,000
Expiry Date	Apr. 19, 2028
Number of Exercisable Options	6,000,000
Stock Option Twenty Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.0462
Number of Options	750,000
Expiry Date	Jun. 10, 2025
Number of Exercisable Options	0
Stock Option Twenty Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 0.21
Number of Options		2,000,000
Expiry Date		Aug. 03, 2024
Number of Exercisable Options		0